INCOME TAXES (Details Textual)	Mar. 31, 2018 USD ($)
Canada
Operating Loss Carryforwards	$ 9,491,200
Parent Company [Member] | UNITED STATES
Operating Loss Carryforwards	6,319,925
Subsidiary [Member] | UNITED STATES
Operating Loss Carryforwards	$ 11,788,800